Commitments and contingencies - Contractual obligations (Details) € in Millions	Dec. 31, 2018 EUR (€)
Contractual obligations
Purchase obligations	€ 3,248
Operating leases	1,099
Total contractual obligations	4,347
Lease obligations on properties unavailable for use	217
2019
Contractual obligations
Purchase obligations	2,837
Operating leases	270
Total contractual obligations	3,107
1 to 3 years
Contractual obligations
Purchase obligations	357
Operating leases	319
Total contractual obligations	676
4 to 5 years
Contractual obligations
Purchase obligations	41
Operating leases	207
Total contractual obligations	248
More than 5 years
Contractual obligations
Purchase obligations	13
Operating leases	303
Total contractual obligations	€ 316